Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Effective rate of income tax (percentage)	10.20%	21.90%	10.70%	13.10%
U.K. statutory tax rate (percentage)			19.00%
Income tax benefit	$ 3,274	$ 2,217	$ 6,696	$ 3,683